Equity - Summary of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share options, Outstanding at beginning of year	22,854,000	15,929,000
Share options, Granted	2,011,000	8,946,000
Share options, Exercised	(2,275,000)	(647,000)
Share options, Forfeited	(78,000)	(219,000)
Share options, Expired	(444,000)	(1,155,000)
Share options, Outstanding at end of year	22,068,000	22,854,000
Share options, Vested and exercisable at end of year	12,266,000	9,090,000
Weighted Average Exercise Price, Outstanding at beginning of year	CAD 18.38	CAD 26.53
Weighted Average Exercise Price, Granted	27.79	5.48
Weighted Average Exercise Price, Exercised	11.47	12.15
Weighted Average Exercise Price, Forfeited	16.25	10.74
Weighted Average Exercise Price, Expired	40.40	35.73
Weighted Average Exercise Price, Outstanding at end of year	19.52	18.38
Weighted Average Exercise Price, Vested and exercisable at end of year	CAD 24.94	CAD 29.70